Document and Entity Information	3 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	KORS
Entity Registrant Name	MICHAEL KORS HOLDINGS LTD
Entity Central Index Key	0001530721